Condensed Combined Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012		Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 21,015	[1]	$ 18,326	[1]
Receivables
Trade	1,549	[1]	3,369	[1]
Affiliate	8,530	[1]	12,117	[1]
Prepayments and other current assets	341	[1]	778	[1]
Total Current Assets	31,435	[1]	34,590	[1]
NET PROPERTY, PLANT AND EQUIPMENT	197,547	[1]	196,147	[1]
OTHER NONCURRENT ASSETS	1,950	[1]	3,072	[1]
Total Assets	230,932	[1]	233,809	[1]
Accounts payable
Trade	4,366	[1]	6,743	[1]
Affiliate	3,076	[1]	2,861	[1]
Deferred revenue - affiliate	1,720	[1]	1,775	[1]
Accrued liabilities	2,592	[1]	3,093	[1]
Total Current Liabilities	11,754	[1]	14,472	[1]
OTHER NONCURRENT LIABILITIES	2,641	[1]	2,665	[1]
DEBT	50,000	[1]	50,000	[1]
COMMITMENTS AND CONTINGENCIES (Note K)		[1]		[1]
EQUITY
Equity of Predecessors	56,495	[1]	57,702	[1]
Common unitholders (15,254,890 units issued and outstanding)	250,950	[1]	250,430	[1]
Subordinated unitholders (15,254,890 units issued and outstanding)	(142,500)	[1]	(143,048)	[1]
General partner (622,649 units issued and outstanding)	1,592	[1]	1,588	[1]
Total Equity	166,537	[1]	166,672	[1]
Total Liabilities and Equity	$ 230,932	[1]	$ 233,809	[1]

[1]	Adjusted to include the historical balances of the Martinez crude oil marine terminal and the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.